Stockholder's Equity (Details Textual 1) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 22, 2017	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					962,000
Number of options granted					6,220,000	21,250,000
Number of forfeited shares						4,966,669
Forfeited exercise price (in dollars per share)						$ 0.08
Number of options exercisable			97,165,278		92,925,694
Exercise price of option (in dollars per share)			$ 0.20		$ 0.20
Stock based compensation			$ 415,379	$ 738,212	$ 2,429,959	$ 5,650,072
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation			349,000
Unrecognized compensation costs			1,049,000
Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercisable					970,000
Exercise price of option (in dollars per share)					$ 0.12
Stock based compensation			75,000
Unrecognized compensation costs			$ 184,000		$ 183,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs					$ 1,138,000
2017 Incentive Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					70,000,000
2014 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					25,000,000
Employees and One Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted					231,000
Vesting term					3 years
Description Vesting period					The options have a term of ten years
Options fair value					$ 962,000
Employees and One Non Employee [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercisable					2,000,000
Exercise price of option (in dollars per share)					$ 0.25
Employees and One Non Employee [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercisable					3,250,000
Exercise price of option (in dollars per share)					$ 0.22
Two Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		1,250,000
Restricted Stock Purchase Agreements [Member] | Mr. Philip D. Beck [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		15,000,000
Number of per share price		$ 0.0001
Exercise price (in dollars per share)		$ 0.10
Vesting term		10 years
Restricted Stock Purchase Agreements [Member] | Mr. Stuart P. Stoller [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		5,000,000
Number of per share price		$ 0.0001
Exercise price (in dollars per share)		$ 0.10
Vesting term		10 years
Conversion Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancellation of common stock	2,500,000
Conversion Agreements [Member] | Several Accredited Investors (the "Investors") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.10